ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS - Schedule of Collateral Held as Security for Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 559	£ 682
On-balance sheet: | Deposits by banks
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	442	682
On-balance sheet: | Deposits by customers
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	117	0
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 17,708	£ 14,392